Financial instruments - fair values and risk management - Sensitivity analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%		$ (1,833)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%		$ 1,833
Currency risk
Sensitivity analysis
Strengthening of US$ by 10%	10.00%	10.00%
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	$ (1,448)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	1,448
Euro
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%		$ (1,787)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%		1,787
Euro | Currency risk
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	(1,510)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	1,510
Russian Ruble
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%		(108)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%		108
Russian Ruble | Currency risk
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	(9)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	9
Armenian Dram
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%		68
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%		(68)
Armenian Dram | Currency risk
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	93
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	(93)
Kazakhstani Tenge
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%		(6)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%		$ 6
Kazakhstani Tenge | Currency risk
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	(22)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	$ 22